Basis of preparation and significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2023
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets useful life	3 years
Completed Development Technology [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful life	3 years
Intellectual Properties [Member]
IfrsStatementLineItems [Line Items]
Intangible assets useful life	Indefinite useful life